SCHEDULE OF SIGNIFICANT INPUTS AND RESULTS FROM VALUATION ASSUMPTIONS (Details) - Convertible Notes [Member]	Jun. 30, 2021	Jun. 30, 2020
Measurement Input, Quoted Price [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Range of effective contractual conversion rates	0.0046	0.0003
Measurement Input, Conversion Price [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Range of effective contractual conversion rates	0.0018
Measurement Input, Conversion Price [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Range of effective contractual conversion rates		0.00005
Measurement Input, Conversion Price [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Range of effective contractual conversion rates		0.00029